CASH, CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
CASH, CASH EQUIVALENTS
CASH, CASH EQUIVALENTS

NOTE 6 – CASH, CASH EQUIVALENTS

	12/31/2021	12/31/2020
Cash and Banks	85,608	124,139
Financial Investments (a)	107,051	162,468
Total	192,659	286,607

(a)	Financial investments are of immediate liquidity, substantially with CDI/SELIC remuneration. No public security is classified as cash and cash equivalents.

Accounting policy

Cash and cash equivalents include cash, bank deposits, and other short-term, high-liquidity investments with an original maturity date of three months.

The balances considered as cash equivalents are short-term investments, of immediate liquidity, readily convertible into a known amount of cash, subject to an insignificant risk of change in value and maintained to meet short-term cash commitments and the Company’s cash management.